Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Impact of the group's cash flow hedges, net gain (loss) deferred to other comprehensive income			€ 2,322	€ 3,704	€ (5,892)
Net gain (loss) recycled to the income statement			896	1,422	(1,226)
Equity	€ 57,073	€ 57,768	64,483	57,073	57,768
Reissue of treasury shares	1,519	1,427
Reissue of treasury shares, value	€ 1,903	€ 1,944
Retained earnings [member]
Equity	(122,022)	(121,640)	(113,086)	(122,022)	(121,640)
Vantage Towers [Member]
Gains (losses) on disposals of investments			8,607
Vodafone Ghana Mobile Financial Services Limited
Gains (losses) on disposals of investments			689
Vodafone Hungary
Gains (losses) on disposals of investments			€ (69)
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Equity	96	(48)		96	(48)
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member] | Retained earnings [member]
Equity	€ 96	(53)		€ 96	(53)
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member] | Accumulated other comprehensive income [member]
Equity		€ 5			€ 5